Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Statement of Cash Flows [Abstract]
Net income	$ 3,397,743	$ 3,491,305	$ 5,044,670
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation	25,496	10,778	13,288
Amortization of right of use assets	95,449	53,799
Share-based compensation	50,137
Change in operating assets and liabilities:
Receivables from customers	(2,550,987)	(1,092,804)
Loans receivable from customers	(3,855,220)
Receivables from customers – related party	(1,523,259)
Receivables from broker-dealers and clearing organizations	(859,053)	193,103	2,429,830
Securities owned, at fair value	(1,453,660)	(812,063)	(347,112)
Other assets	140,566	(143,229)	35,826
Payable to customers	298,172	(6,636)	(2,872,467)
Payables to customers – related party	(56,215)	78,006
Accrued expenses and other liabilities	357,681	13,830	(40,655)
Income tax recoverable and payable	5,869	(149,579)	70,388
Lease liabilities	(104,170)	(51,589)
Net cash (used in) provided by operating activities	(6,031,451)	1,584,921	4,333,768
Cash flows from investing activities:
Purchases of fixed assets	(86,443)	(413,890)	(16,278)
Investment in a joint venture	(256,420)
Deposit for long-term investments	(200,000)
Loans made to a third party	(5,000,000)
Investment in available-for-sale investment	(1,000,000)
Net cash used in investing activities	(6,542,863)	(413,890)	(16,278)
Cash flows from financing activities:
Proceeds from issuance of common shares pursuant to IPO, net of issuance cost	22,650,871
Payments for repurchase of warrants	(150,000)
Payment of dividends			(5,202,494)
Amount due from a related party			2,876,244
Net cash provided by (used in) financing activities	22,500,871		(2,326,250)
Net increase in cash, cash equivalents and restricted cash	9,914,966	1,171,031	1,991,240
Cash, cash equivalents and restricted cash, beginning of year	7,956,759	6,835,476	4,864,497
Effect of exchange rates on cash, cash equivalents and restricted cash	(37,423)	(49,748)	(20,261)
Cash, cash equivalents and restricted cash, end of year	17,834,302	7,956,759	6,835,476
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	15,954,830	6,199,213	4,858,052
Restricted cash	1,879,472	1,757,546	1,977,424
Total cash, cash equivalents, and restricted cash	17,834,302	7,956,759	6,835,476
Non-cash operating, investing and financing activities
Right of use assets obtained in exchange for operating lease obligations	9,858	298,178
Accrual of repurchase of warrants	150,000
Supplemental disclosures of cash flow information:
Cash paid for interest			7,710
Cash paid for taxes, net of refunds	$ 25,652	$ 103,324